TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 1,705	$ (1,605)	$ (1,482)
Foreign	3,411	(3,600)	2,386
Income (loss) before income taxes	$ 5,116	$ (5,205)	$ 904